S000010361 [Member] Expense Example - AB Virginia Portfolio	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 379
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,397
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258	[1]
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,776
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	$ 834

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.